Fair value of financial assets and liabilities - Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs (Details)
12 Months Ended
Dec. 31, 2022
Loans, bond with options, convertible bonds | Binomial Tree | Stock Price Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset and stock price increases.
Loans, bond with options, convertible bonds | Binomial Tree | Stock Price Measurement Input [Member] | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	46.53
Loans, bond with options, convertible bonds | DCF model | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	1.98
Loans, bond with options, convertible bonds | DCF model | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	2.18
Equity related derivative assets | DCF model | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value decreases as discount rate increases.
Equity related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.21
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.67
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.21
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.67
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	11.74
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	97.16
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset and stock price increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	28.4
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	1
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	19.14
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as liquidation value increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0
Others | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset and stock price increases.
Others | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	20.15
Others | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	36.19